1. Summary of Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Recent Accounting Pronouncements:

Recent Accounting Pronouncements:

           In February 2013, the FASB issued ASU 2013-02, "Reporting Out of Accumulated Other Comprehensive Income".  The guidance adds new disclosure requirements for items reclassified out of accumulated other comprehensive income.  This update requires that companies present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification.  If a component is not required to be reclassified to net income in its entirety, companies would instead cross reference to the related footnote for additional information.  This update was effective for the Company beginning in the first quarter of 2013 and its adoption did not have a material impact on the Company's consolidated financial statements.